(Write-down) and Gain on Sale of Vessels and Vessel Held for Sale - Additional Information (Detail) - Jun. 30, 2015 $ in Thousands	USD ($)	USD ($) Vessel
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels	$ (500)	$ (14,353)
Proceeds from sale of vessels		8,918
Shuttle Tanker [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels		$ (13,853)
1992-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description		During the six months ended June 30, 2015, the carrying value of one of the Partnership's 1992-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write down was a result of the expected sale of the vessel.
Write down and gain (loss) on sale of vessels		$ (1,700)
1992-built shuttle tankers [Member] | Shuttle Tanker [Member] | Impaired Asset [Member] | Cost Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		1
1999-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels, description		During the six months ended June 30, 2015, the carrying value of one of the Partnership’s 1999-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write down was a result of a recent change in the operating plan of the vessel.
Write down and gain (loss) on sale of vessels		$ (13,800)
1999-built shuttle tankers [Member] | Shuttle Tanker [Member] | Impaired Asset [Member] | Cost Approach Valuation Technique [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel		1
1997-built shuttle tankers [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels		$ 1,600
Proceeds from sale of vessels		$ 8,600